Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
June 30, 2023
Z30-NPRT1-0823
1.9884240.106
Domestic Equity Funds - 31.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	403,708	5,635,761
Fidelity Series Commodity Strategy Fund (a)	6,314	611,176
Fidelity Series Large Cap Growth Index Fund (a)	204,412	3,560,855
Fidelity Series Large Cap Stock Fund (a)	207,316	3,918,265
Fidelity Series Large Cap Value Index Fund (a)	503,077	7,279,524
Fidelity Series Small Cap Core Fund (a)	2,153	22,112
Fidelity Series Small Cap Opportunities Fund (a)	137,884	1,775,948
Fidelity Series Value Discovery Fund (a)	181,321	2,687,174
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,257,754)		25,490,815

International Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	111,949	1,596,390
Fidelity Series Emerging Markets Fund (a)	173,305	1,440,162
Fidelity Series Emerging Markets Opportunities Fund (a)	372,888	6,320,447
Fidelity Series International Growth Fund (a)	226,247	3,717,238
Fidelity Series International Index Fund (a)	134,612	1,543,995
Fidelity Series International Small Cap Fund (a)	70,725	1,147,864
Fidelity Series International Value Fund (a)	335,922	3,715,300
Fidelity Series Overseas Fund (a)	296,546	3,718,691
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,673,597)		23,200,087

Bond Funds - 38.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	487,176	3,848,688
Fidelity Series Corporate Bond Fund (a)	411,104	3,720,491
Fidelity Series Emerging Markets Debt Fund (a)	56,727	419,779
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	14,894	140,004
Fidelity Series Floating Rate High Income Fund (a)	9,043	81,029
Fidelity Series Government Bond Index Fund (a)	592,080	5,429,369
Fidelity Series High Income Fund (a)	53,595	438,944
Fidelity Series International Credit Fund (a)	7	57
Fidelity Series International Developed Markets Bond Index Fund (a)	365,619	3,137,011
Fidelity Series Investment Grade Bond Fund (a)	556,828	5,540,435
Fidelity Series Investment Grade Securitized Fund (a)	423,552	3,769,616
Fidelity Series Long-Term Treasury Bond Index Fund (a)	785,630	4,729,495
Fidelity Series Real Estate Income Fund (a)	11,736	112,430
TOTAL BOND FUNDS (Cost $32,813,295)		31,367,348

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	311,401	311,401
Fidelity Series Short-Term Credit Fund (a)	2,725	26,191
Fidelity Series Treasury Bill Index Fund (a)	74,847	743,980
TOTAL SHORT-TERM FUNDS (Cost $1,082,076)		1,081,572

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $78,826,722)	81,139,822
NET OTHER ASSETS (LIABILITIES) - 0.0%	14
NET ASSETS - 100.0%	81,139,836

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,686,749	420,373	179,066	552	(9,422)	(69,946)	3,848,688
Fidelity Series Blue Chip Growth Fund	5,661,277	111,966	1,013,531	-	127,898	748,151	5,635,761
Fidelity Series Canada Fund	1,600,383	72,431	137,033	-	(1,884)	62,493	1,596,390
Fidelity Series Commodity Strategy Fund	595,005	62,000	29,823	-	(1,994)	(14,012)	611,176
Fidelity Series Corporate Bond Fund	3,668,747	298,559	206,320	36,737	(2,150)	(38,345)	3,720,491
Fidelity Series Emerging Markets Debt Fund	412,583	25,634	21,095	6,290	(355)	3,012	419,779
Fidelity Series Emerging Markets Debt Local Currency Fund	139,593	3,491	7,115	-	285	3,750	140,004
Fidelity Series Emerging Markets Fund	1,048,095	362,351	-	-	-	29,716	1,440,162
Fidelity Series Emerging Markets Opportunities Fund	6,648,910	-	510,695	-	(11,543)	193,775	6,320,447
Fidelity Series Floating Rate High Income Fund	79,256	5,036	4,057	1,793	(12)	806	81,029
Fidelity Series Government Bond Index Fund	5,395,234	474,308	330,281	35,658	(955)	(108,937)	5,429,369
Fidelity Series Government Money Market Fund 5.17%	302,699	30,429	21,727	3,819	-	-	311,401
Fidelity Series High Income Fund	430,447	29,752	21,727	6,542	(102)	574	438,944
Fidelity Series International Credit Fund	57	-	-	-	-	-	57
Fidelity Series International Developed Markets Bond Index Fund	3,137,685	217,142	177,728	44,334	(621)	(39,467)	3,137,011
Fidelity Series International Growth Fund	3,714,465	121,066	267,423	-	12,565	136,565	3,717,238
Fidelity Series International Index Fund	1,540,162	66,346	111,055	-	3,428	45,114	1,543,995
Fidelity Series International Small Cap Fund	1,180,852	24,968	74,339	-	(57)	16,440	1,147,864
Fidelity Series International Value Fund	3,704,728	157,685	299,496	-	12,229	140,154	3,715,300
Fidelity Series Investment Grade Bond Fund	5,515,755	436,147	334,908	53,757	(2,793)	(73,766)	5,540,435
Fidelity Series Investment Grade Securitized Fund	3,782,393	277,833	236,762	35,020	(2,060)	(51,788)	3,769,616
Fidelity Series Large Cap Growth Index Fund	3,587,976	72,533	523,269	8,538	55,461	368,154	3,560,855
Fidelity Series Large Cap Stock Fund	3,929,581	88,494	368,440	-	16,324	252,306	3,918,265
Fidelity Series Large Cap Value Index Fund	7,333,887	282,608	630,649	-	7,104	286,574	7,279,524
Fidelity Series Long-Term Treasury Bond Index Fund	4,762,790	387,511	273,445	35,087	(15,841)	(131,520)	4,729,495
Fidelity Series Overseas Fund	3,710,813	137,091	294,805	-	23,607	141,985	3,718,691
Fidelity Series Real Estate Income Fund	149,381	5,139	43,142	2,066	(2,961)	4,013	112,430
Fidelity Series Short-Term Credit Fund	25,334	968	-	176	-	(111)	26,191
Fidelity Series Small Cap Core Fund	47,577	22	24,605	13	(331)	(551)	22,112
Fidelity Series Small Cap Opportunities Fund	1,796,453	61,859	174,539	-	5,192	86,983	1,775,948
Fidelity Series Treasury Bill Index Fund	735,661	42,935	33,878	9,027	(10)	(728)	743,980
Fidelity Series Value Discovery Fund	2,686,270	153,374	230,596	-	(844)	78,970	2,687,174
	81,010,798	4,430,051	6,581,549	279,409	210,158	2,070,364	81,139,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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